LOANS TO THIRD PARTIES (Details)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
LOANS TO THIRD PARTIES
Working fund to third party companies	¥ 123,055,874	$ 16,970,181	¥ 50,383,822
Loans to third parties	¥ 123,055,874	$ 16,970,181	¥ 50,383,822